As filed with the Securities and Exchange Commission on November 22, 2005
                                     Investment Company Act file number 811-5698


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (3.98%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,750,000   Plaquemines, LA Port & Harbor
              (International Marine Terminal Project) - Series 1984B (c)
              LOC KBC Bank                                                      03/15/06    2.60%    $ 5,746,604
-----------                                                                                          -----------
  5,750,000   Total Put Bonds                                                                          5,746,604
-----------                                                                                          -----------

Tax Exempt Commercial Paper (1.39%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC BNP Paribas                                                   10/11/05    2.52%    $ 2,000,000      P-1       A1+
-----------                                                                                          -----------
  2,000,000   Total Tax Exempt Commercial Paper                                                        2,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (10.56%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000   Arizona School District TAN Financing Project COPs - Series 2005  07/28/06    4.00%    $ 3,530,283     MIG-1     SP1+
  4,000,000   Lakewood, OH City School District BAN                             09/14/06    3.50       4,017,390     MIG-1
  4,650,000   Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000                04/01/06    2.75       4,650,000    VMIG-1      A1+
  3,000,000   Texas State TRAN                                                  08/31/06    3.00       3,039,970     MIG-1     SP1+
-----------                                                                                          -----------
 15,150,000   Total Tax Exempt General Obligation Notes & Bonds                                       15,237,643
-----------                                                                                          -----------

Variable Rate Demand Instruments (d) (82.12%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Chicago, IL Water RB
              Insured by MBIA Insurance Corporation                             11/01/31    2.75%    $ 3,000,000    VMIG-1      A1+
  2,000,000   City of Lakeland, FL Educational Facilities RB (South College Project)
              LOC Suntrust Bank                                                 09/01/29    2.74       2,000,000    VMIG-1
  1,900,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A.                                            01/01/24    2.87       1,900,000    VMIG-1
  3,000,000   Cohasset, MN RB (Minnesota Power & Light Co.)
              LOC ABN Amro Bank N.A.                                            06/01/20    2.80       3,000,000                A1+
  3,500,000   Commonwealth of Puerto Rico Public Improvement Refunding Bonds,
              TICS / TOCS Trust - Series 2001-1
              Insured by FSA                                                    07/01/27    2.76       3,500,000                A1+
  4,240,000   Connecticut State HEFA (Central Connecticut Coast YMCA) Series 2003
              LOC Citizens Bank of Rhode Island subsidiary of Royal Bank of
              Scotland                                                          07/01/33    2.70       4,240,000    VMIG-1
  1,500,000   Connecticut State HEFA (Yale University)                          07/01/29    2.80       1,500,000    VMIG-1      A1+
  3,045,000   Connecticut State HEFA RB ( The Hotchkiss School Issue)- Series A 07/01/30    2.74       3,045,000    VMIG-1      A1+

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (82.12%)
------------------------------------------------------------------------------------------------------------------------------------
  4,700,000   County of Franklin, OH HRB(US Health Corporation) - Series A      12/01/21    3.26       4,700,000    VMIG-1
              LOC Citibank
  4,940,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
              LOC Key Bank, N.A.                                                03/01/32    2.77       4,940,000    VMIG-1
  6,450,000   Dekalb County, GA Housing Authority MHRB (Wood Hills Apartments)
              LOC Bank of America                                               12/01/07    2.78       6,450,000                A1+
  1,000,000   District of Columbia (George Washington University) - Series C
              Insured by MBIA Insurance Corp.                                   09/15/29    2.79       1,000,000    VMIG-1      A1+
  1,400,000   Emmaus, PA General Authority Local Government
              (Westchester Area School District Project) - Series B-24
              LOC Depfa Bank PLC                                                03/01/24    2.78       1,400,000                A1+
  4,300,000   Florida Gulf Coast University Financing Corp. RB - Series 2003
              LOC Wachovia Bank & Trust Company, N.A.                           12/01/33    2.79       4,300,000    VMIG-1
  4,000,000   Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30    2.78       4,000,000                A1+
    300,000   Greystone RB Certificate Trust
              (Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                    05/01/28    2.89         300,000    VMIG-1      A1+
  3,200,000   Harris County, TX IDC RB (Odfjell Terminal Project)
              LOC Royal Bank of Canada                                          02/01/20    2.76       3,200,000                A1+
  1,520,000   Houston County, GA Development Authority
              (Middle Georgia Community Action)
              LOC Columbus Bank & Trust Company subsidiary of
              Synovus Financial Corp                                            01/01/31    2.90       1,520,000      P-1       A1
  1,300,000   Illinois Development Finance Authority RB
              (Jewish Federation of Metropolitan Chicago Project)
              Insured by AMBAC Indemnity Corp.                                  09/01/32    2.81       1,300,000    VMIG-1
  1,515,000   Illinois HEFA RB (Rush-Presbyterian St. Luke's Medical Center)
              LOC Northern Trust Bank                                           11/15/06    2.77       1,515,000    VMIG-1      A1+
  2,000,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National City Bank of the Midwest                             11/01/20    2.75       2,000,000    VMIG-1
  4,100,000   Iowa Finance Authority HFRB - Series A-2
              Insured by FGIC                                                   02/15/35    2.74       4,100,000    VMIG-1
  2,500,000   Lakeview, MI School District 2002
              School Building & Site - Series B                                 05/01/32    2.72       2,500,000                A1+
  2,300,000   Lancaster County, NE Hospital Authority #1 - Series A
              (Immanuel Health - Williamsburg)
              LOC LaSalle National Bank subsidiary of ABN Amro Bank, N.A.       07/01/30    2.84       2,300,000                A1+
    680,000   Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College)                                     04/15/27    2.85         680,000    VMIG-1      A1

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (82.12%)
------------------------------------------------------------------------------------------------------------------------------------
  2,680,000   Lisle, IL MHRB
              Collateralized by Federal National Mortgage Association           09/15/26    2.78       2,680,000                A1+
  5,375,000   Marion County Hospital District
              LOC Amsouth Bank, N.A.                                            10/01/30    2.77       5,375,000    VMIG-1
  5,000,000   Massachusetts Bay Transportation Authority                        03/01/30    2.75       5,000,000    VMIG-1      A1+
  1,200,000   Massachusetts HEFA (Capital Asset Program) - Series C
              Insured by MBIA Insurance Corporation                             07/01/10    2.81       1,200,000    VMIG-1      A1+
  4,000,000   Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002A
              LOC Fifth Third Bank                                              04/01/32    2.77       4,000,000                A1+
  1,400,000   New Ulm, MN Hospital Facility RB
              (Health Center System Project) - Series 1985
              LOC Wells Fargo Bank, N.A.                                        08/01/14    2.50       1,400,000                A1+
  1,200,000   New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/21    2.80       1,200,000    VMIG-1      A1+
    950,000   New York City, NY Housing Development Corporation Residential RB
              (East 17th Street properties) - Series A
              LOC Rabobank                                                      01/01/23    2.83         950,000                A1
  2,600,000   New York City, NY Trust for Cultural Resources (The Museum of Broadcasting)
              LOC KBC Bank                                                      05/01/14    2.68       2,600,000    VMIG-1      A1+
  3,500,000   New Jersey Health Care Facilities Finance Authority
              LOC Bank of America                                               07/01/33    2.71       3,500,000    VMIG-1      A1
  1,700,000   Oregon State GO - Series 73H                                      12/01/19    2.75       1,700,000    VMIG-1      A1+
  4,000,000   Pennsylvania EDFA
              LOC JPMorgan Chase Bank, N.A,                                     11/01/41    2.84       4,000,000    VMIG-1      A1+
    800,000   Port of Port Authur Navigation, TX (Jefferson County for Texaco)  10/01/24    2.84         800,000    VMIG-1      A1
  4,800,000   Private Hospital Authority of Dekalb, GA
              (Egleston Childrens Hospital)
              LOC Suntrust Bank                                                 03/01/24    2.75       4,800,000    VMIG-1      A1+
    545,000   Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                  09/01/26    2.75         545,000                A1+
  1,300,000   Sublette County, WY (Exxon Project) - Series 1994                 11/01/14    2.79       1,300,000      P-1       A1+
  1,800,000   University of North Florida, Capital Improvement
              LOC Wachovia Bank & Trust, N.A.                                   11/01/24    2.82       1,800,000    VMIG-1
  2,500,000   University of Pittsburgh Commonwealth Higher Education, PA
              (University Capital Project) - Series A                           09/15/11    2.79       2,500,000    VMIG-1      A1+
  2,230,000   Utah State Building Ownership Authority Lease RB
              LOC Landesbank Hessen                                             05/15/22    2.79       2,230,000    VMIG-1      A1+
  2,000,000   Utah Transit Authority Sales Tax RB Series - 2
              LOC Bayerische Landesbank, A.G.                                   09/01/32    2.78       2,000,000    VMIG-1      A1+

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (82.12%)
------------------------------------------------------------------------------------------------------------------------------------
    500,000   Wisconsin HEFA (Alverno College Project)
              LOC Allied Irish Bank                                             11/01/17    2.85         500,000    VMIG-1
-----------                                                                                         ------------
118,470,000   Total Variable Rate Demand Instruments                                                 118,470,000
-----------                                                                                         ------------
              Total Investments (98.05%) (Cost $141,454,247+)                                        141,454,247
              Cash and other asset, less liabilities (1.95)                                            2,818,118
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $144,272,365
                                                                                                    ============

FOOTNOTES:
Note 1
 Valuation of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

   BAN     =   Bond Anticipation Note
   EDFA    =   Economic Development Finance Authority        LOC     =   Letter of Credit
   FSA     =   Financial Security Assurance                  MHRB    =   Multi-Family Housing Revenue Bond
   GO      =   General Obligation                            PCRB    =   Pollution Control Revenue Bond
   HEFA    =   Health and Education Facilities Authority     RB      =   Revenue Bond
   HRB     =   Hospital Revenue Bond                         TAN     =   Tax Anticipation Note
   IDA     =   Industrial Development Authority              TICs    =   Trust Inverse Certificates
   IDC     =   Industrial Development Corporation            TOCs    =   Tender Option Certificates
   IDRB    =   Industrial Development Revenue Bond           TRAN    =   Tax and Revenue Anticipation Note

ITEM 2:  CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:  EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary


Date: November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  November 22, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  November 22, 2005

* Print the name and title of each signing officer under his or her signature.